Cover	12 Months Ended
Mar. 31, 2023 shares
Document Information [Line Items]
Document type	20-F
Document registration statement	false
Document annual report	true
Current fiscal year end date	--03-31
Document period end date	Mar. 31, 2023
Document transition report	false
Document shell company report	false
Entity file number	001-38757
Entity registrant name	Takeda Pharmaceutical Company Limited
Entity incorporation, state or country code	M0
Entity address, address line one	1-1, Nihonbashi-Honcho 2-Chome
Entity address, address line two	Chuo-ku
Entity address, city or town	Tokyo
Entity address, postal zip code	103-8668
Entity address, country	JP
Entity well-known seasoned issuer	Yes
Entity voluntary filers	No
Entity current reporting status	Yes
Entity interactive data current	Yes
Entity filer category	Large Accelerated Filer
Entity emerging growth company	false
ICFR auditor attestation flag	true
Document accounting standard	International Financial Reporting Standards
Entity shell company	false
Entity central index key	0001395064
Document fiscal year focus	2023
Document fiscal period focus	FY
Amendment flag	false
ADS
Document Information [Line Items]
Entity common stock, shares outstanding (in shares)	139,663,992
Ordinary shares
Document Information [Line Items]
Entity common stock, shares outstanding (in shares)	1,554,528,812
New York Stock Exchange | ADS
Document Information [Line Items]
Title of 12(b) security	American Depositary Shares Representing Common Stock Common Stock, no par value
Trading symbol	TAK
Security exchange name	NYSE
0.750% Senior Notes due 2027 | New York Stock Exchange | Ordinary shares
Document Information [Line Items]
Title of 12(b) security	0.750% Senior Notes due 2027
Trading symbol	TAK27
Security exchange name	NYSE
1.000% Senior Notes due 2029 | New York Stock Exchange | Ordinary shares
Document Information [Line Items]
Title of 12(b) security	1.000% Senior Notes due 2029
Trading symbol	TAK29
Security exchange name	NYSE
1.375% Senior Notes due 2032 | New York Stock Exchange | Ordinary shares
Document Information [Line Items]
Title of 12(b) security	1.375% Senior Notes due 2032
Trading symbol	TAK32
Security exchange name	NYSE
2.000% Senior Notes due 2040 | New York Stock Exchange | Ordinary shares
Document Information [Line Items]
Title of 12(b) security	2.000% Senior Notes due 2040
Trading symbol	TAK40A
Security exchange name	NYSE
Business contact
Document Information [Line Items]
Contact personnel name	Costa Saroukos
Entity address, address line one	1-1, Nihonbashi-Honcho 2-Chome
Entity address, address line two	Chuo-ku
Entity address, city or town	Tokyo
Entity address, postal zip code	103-8668
Entity address, country	JP
City area code	+81
Local phone number	3 3278-2306
Contact personnel fax number	+81 3 3278-2268
Contact personnel email address	Global.External.Reporting@takeda.com